Acquisition of Ship-to-Ship Transfer Business (Tables)	9 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the final estimates of fair values of the SPT assets acquired and liabilities assumed by the Company on the acquisition date. Such estimates of fair value were finalized in the first quarter of 2016 and resulted in an increase in goodwill of $8.1 million and a decrease in intangible assets by $8.4 million from preliminary estimates. Such changes did not have a material impact to the Company’s consolidated statements of (loss) income for 2016.

As at
ASSETS	July 31, 2015
Cash, cash equivalents and short-term restricted cash	1,292
Accounts receivable	10,332
Prepaid expenses and other current assets	3,763
Vessels and equipment	6,475
Other assets	143
Intangible assets subject to amortization
Customer relationships (1)	17,901
Customer contracts (1)	4,599
Goodwill (2)	8,059
Total assets acquired	52,564
LIABILITIES
Accounts payable	(3,650)
Accrued liabilities	(3,276)
Total liabilities assumed	(6,926)
Net assets acquired (3)	45,638

(1)
The customer relationships and customer contracts are being amortized over a weighted average amortization period of 10 years and 7.6 years, respectively. As at September 30, 2016, the gross carrying amount, accumulated amortization and net carrying amount were $22.5 million, $4.0 million and $18.5 million, respectively. Amortization of intangible assets following September 30, 2016 is expected to be $0.8 million (remainder of 2016), $3.2 million (2017), $2.9 million (2018), $2.2 million (2019), $2.0 million (2020) and $7.4 million (thereafter).

(2)	Goodwill recognized from this acquisition attributed $1.9 million to the Company’s conventional tanker segment and $6.2 million to the Company’s ship-to-ship transfer segment.

(3)
Prior to the SPT acquisition date, SPT had in-chartered the Explorer Spirit from Teekay, which vessel the Company acquired in December 2015. Retroactively adjusting the Company’s consolidated financial statements for the acquisition of the Explorer Spirit has resulted in $1.4 million of the SPT acquisition purchase price being characterized as the settlement of a pre-existing relationship. Such amount has been accounted for as a reduction to revenue on the SPT acquisition date.

Consolidated Pro forma Financial Information
The following table provides comparative summarized consolidated pro forma financial information for the Company for the nine months ended September 30, 2015, giving effect to the Company’s acquisition of SPT as if it had taken place on January 1, 2015:

Unaudited
Pro Forma
Nine Months Ended
September 30, 2015
Revenues	385,465
Net Income	125,274
Earnings per common share:
Basic	0.97
Diluted	0.97